INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Loss From Continuing Operations Before Income Taxes [Table Text Block]

The components of earnings (loss) before income taxes consist of the following:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Canada	$(31.6)	$651.2	$(773.0)	$(400.0)
United States	8.0	1.6	(16.7)	(14.0)
Other	–	–	0.2	15.5
Earnings (loss) from continuing operations	$(23.6)	$652.8	$(789.5)	$(398.5)
Earnings (loss) from discontinued operations	$(12.9)	$(3.6)	$(194.5)	$(16.0)
Earnings (loss) before income taxes	$(36.5)	$649.2	$(984.0)	$(414.5)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax (recovery) expense consists of:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Canada:
Current	$–	$–	$(0.1)	$0.2
Deferred	(1.0)	(1.1)	(6.6)	(31.6)
	(1.0)	(1.1)	(6.7)	(31.4)
United States:
Current	0.1	(0.4)	0.2	(0.5)
Deferred	1.1	0.4	(2.0)	12.0
	1.2	–	(1.8)	11.5
Other:
Current	–	–	0.1	0.1
Deferred	–	–	–	–
	–	–	0.1	0.1
Total from continuing operations
Current	0.1	(0.4)	0.2	(0.2)
Deferred	0.1	(0.7)	(8.6)	(19.6)
	$0.2	$(1.1)	$(8.4)	$(19.8)
Total from discontinued operations
Current	–	–	–	–
Deferred	–	–	1.0	3.5
	$–	$–	$1.0	$3.5

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision is as follows:

	Successor		Predecessor
	Three months ended		Nine months ended		Years ended
	December 31		September 30		December 31
	2012		2012		2011		2010
Income tax recovery at Canadian statutory income tax rates	$(9.1)	25.0%	$162.3	25.0%	$(260.8)	26.5%	$(118.2)	28.5%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(1.8)	5.0	7.4	1.1	2.0	(0.2)	(3.2)	0.8
Difference in foreign tax rate	(0.5)	1.3	(1.0)	(0.1)	(25.4)	2.5	(4.3)	1.0
Release of deferred income taxes related to reduction in corporate income tax rates	–	–	–	–	11.3	(1.1)	13.8	(3.3)
Change in the deferred income tax estimate	–	–	–	–	(0.6)	0.1	0.3	(0.1)
Change in valuation allowance	11.9	(32.7)	(164.9)	(25.4)	265.7	(27.0)	98.3	(23.7)
Adjustment to deferred credits	–	–	(9.6)	(1.5)	–	–	(5.9)	1.4
Other	(0.3)	0.9	4.7	0.7	0.4	(0.0)	2.9	(0.7)
Income tax expense (recovery)	$0.2	(0.5)%	$(1.1)	(0.2)%	$(7.4)[1]	0.8%	$(16.3)[2]	3.9%

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations

[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations

Schedule Of Deferred Tax Assets [Table Text Block]

The tax effects of temporary differences that give rise to significant current deferred tax assets are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
Current	2012	2012	2011
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	$1.8	$3.1	$15.6
Employee future benefits	3.3	3.4	3.3
Other	5.6	4.3	(1.9)
	10.7	10.8	17.0
Valuation allowance	(10.7)	(10.8)	(3.9)
	$–	$–	$13.1

Classification:
Prepaids and other (note 13)	$–	$–	$13.1
	$–	$–	$13.1

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences that give rise to significant non-current deferred tax assets (liabilities) are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
Non-current	2012	2012	2011
Deferred income tax assets (liabilities)
Property, plant and equipment	$126.3	$119.7	$215.5
Non-capital loss carry-forwards	14.9	12.9	69.1
Employee future benefits	77.3	76.9	77.0
Other	4.5	3.0	11.2
	223.0	212.5	372.8
Valuation allowance	(223.0)	(212.5)	(376.4)
	$–	$–	$(3.6)

Summary of Income Tax Contingencies [Table Text Block]

Below is a reconciliation of the total amounts of unrecognized tax benefits:

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Unrecognized tax benefits, beginning of period	$5.3	$5.3	$5.9
Current period tax positions	–	–	0.4
Settlements and lapse of statute of limitations	–	–	(1.0)
Unrecognized tax benefits, end of period	$5.3	$5.3	$5.3